Offerings	Jan. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 14,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,985.19
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”). Includes shares of common stock that may be purchased by the underwriters pursuant to their option to purchase additional shares of common stock to cover over-allotment, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,437,500
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 7,187,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 992.59
Offering Note	In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional shares of common stock that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.